Current liabilities - trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Trade payables	$ 1,694	$ 1,050
Accrued payables	1,795	714
Other current liability
Total trade and other payables	$ 3,489	$ 1,764